Accounts Receivable, net	12 Months Ended
Dec. 31, 2017
Accounts Receivable, net
Accounts Receivable, net

4. Accounts Receivable, net

        Components of accounts receivable are as follows:

	As of December 31,
	2016	2017
	RMB	RMB
Other trade receivables (Note a)	2,165,639	4,611,930
Delivery service providers (Note b)	209,340	298,124
Other	5,148	18,364

Subtotal	2,380,127	4,928,418

Less: allowance for doubtful accounts	(46,209)	(124,891)

Total	2,333,918	4,803,527

Note a:

The Group provides consumer financing to certain customers as part of the Group's Internet financing business. These receivables usually have a repayment term up to 18 months. As of December 31, 2017, RMB1 billion receivables from customer financing were collateralized for the issuance of asset-back debts, details of the securitization debt are set out in Note 17.

Note b:

For certain sales transactions, third party delivery service providers will collect payments from the Group's customers upon delivery of goods, and remit such payments back to the Group on a periodic basis.

        The movement of allowance for doubtful accounts during the years are as follows:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of the year	—	—	(46,209)
Provision for allowance during the year	—	(53,316)	(111,183)
Write-offs during the year	—	7,107	32,501

Balance at end of the year	—	(46,209)	(124,891)